Other intangibles, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 21	$ 21	$ 21
Remaining amortization period	6 years 4 months 24 days
Customer relationships and other intangible assets
Finite-Lived Intangible Assets [Line Items]
2025	$ 21
2026	21
2027	21
2028	21
2029	21
Thereafter	$ 29